Fair value of financial assets and liabilities - Financial assets by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	₩ 19,860,573	$ 15,759,858	₩ 13,497,234
Financial assets at FVTOCI	33,085,080	26,253,833	39,119,789
Financial assets at amortised cost	384,029,245		365,971,891
Derivative assets (Designated for hedging)	37,786	$ 29,984	106,764
Total	437,012,684		418,695,678
Deposits
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	34,995		65,072
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	2,994,672		2,866,884
Derivative assets (Designated for hedging)	0		0
Total	3,029,667		2,931,956
Securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	10,676,985		7,960,046
Financial assets at FVTOCI	33,085,080		39,119,789
Financial assets at amortised cost	28,268,516		17,086,274
Derivative assets (Designated for hedging)	0		0
Total	72,030,581		64,166,109
Loans
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	899,228		667,467
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	343,918,560		336,799,510
Derivative assets (Designated for hedging)	0		0
Total	344,817,788		337,466,977
Derivative assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	8,206,181		4,803,131
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	0		0
Derivative assets (Designated for hedging)	37,786		106,764
Total	8,243,967		4,909,895
Other financial assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	43,184		1,518
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	8,847,497		9,219,223
Derivative assets (Designated for hedging)	0		0
Total	₩ 8,890,681		₩ 9,220,741